Document and Entity Information	Oct. 13, 2021
Prospectus:
Document Type	497
Document Period End Date	Oct. 13, 2021
Registrant Name	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	0000826732
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 13, 2021
Document Effective Date	Oct. 13, 2021
Prospectus Date	Mar. 01, 2021
Calamos Market Neutral Income Fund | Class A
Prospectus:
Trading Symbol	CVSIX
Calamos Market Neutral Income Fund | Class C
Prospectus:
Trading Symbol	CVSCX
Calamos Market Neutral Income Fund | Class I
Prospectus:
Trading Symbol	CMNIX
Calamos Market Neutral Income Fund | Class R6
Prospectus:
Trading Symbol	CVSOX